Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization and Description of Business
18. Subsequent Events

12. Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the consolidated financial statements were available for issuance are disclosed as subsequent events, while the consolidated financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, except as disclosed within the footnotes or as discussed below, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

16. Subsequent Events

On January 24, 2022, the Company issued 11,000,000 share of common stock under its Equity Line for total proceeds of $42,240.

On January 24, 2022, the Company issued 840,278 shares of common stock to a vendor for services valued at $3,630.

On January 27, 2022, the Company issued 2,272,727 shares of common stock to a director, valued at $10,000.

On February 1, 2022, the Company borrowed $100,000 under an Inventory Promissory Note from an investor. The note bears interest at 6% per annum are requires 6 monthly payments of $17,667 beginning in September 2022. The note is convertible into common stock.

On February 2, 2022, the Company issued 59,125 shares of Series A preferred stock for total proceeds of $53,750.

On February 18, 2022, the Company converted 40,000 shares of Series A preferred stock into 10,146,342 shares of common stock.

On February 28, 2022, the Company converted 19,125 shares of Series A preferred stock into 6,027,273 shares of common stock.

On March 1, 2022, the Company borrowed $100,000 under another Inventory Promissory Note from an investor. The note bears interest at 6% per annum are requires 6 monthly payments of $17,667 beginning in October 2022. The note is convertible into common stock.

On March 8, 2022, the Company issued 40,000,000 shares of common stock to an investor for the cancellation of the investors warrants.

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the consolidated financial statements were available for issuance are disclosed as subsequent events, while the consolidated financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, except as disclosed within the footnotes or as discussed below, the Company did not identify any subsequent events that require adjustment or disclosure in the consolidated financial statements.